Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of cash and cash equivalents [text block]	13. Cash and cash equivalents

	As at December 31
(in EUR 000)	2021	2020
Short term deposit	38	34
Current accounts	135,471	92,266
Total cash and cash equivalents	135,509	92,300